Other assets (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other assets

	Note	December 31, 2023	December 31, 2022
Deferred financing costs		$5,891	$887
Goodwill		526	543
Loans to affiliates and joint ventures		350	2,444
Derivative financial instruments	15(b)	229	778
Long-term prepaid lease payments		148	1,085
Deferred lease inducement asset		—	71
		$7,144	$5,808